Investments in airport concessions - Carrying value and changes (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		$ 13,940,366	$ 11,680,684
Investment in concessions at end of period	$ 970,584	16,421,304	13,940,366	$ 11,680,684
Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		17,610,112	14,960,690	13,171,787
Land transfer			283,728
Increase		2,954,254	2,365,694	1,788,903
Investment in concessions at end of period		20,564,366	17,610,112	14,960,690
Depreciation
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		(3,669,746)	(3,280,006)	(2,942,131)
Increase		(473,316)	(389,740)	(337,875)
Investment in concessions at end of period		(4,143,062)	(3,669,746)	(3,280,006)
Airport concessions
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		13,940,366	11,680,684
Investment in concessions at end of period		16,421,304	13,940,366	11,680,684
Airport concessions | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		605,643	605,643
Investment in concessions at end of period		605,643	605,643	605,643
Rights to use airport facilities | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		3,356,762	3,356,762
Investment in concessions at end of period		3,356,762	3,356,762	3,356,762
Improvements to assets concession | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		11,873,540	9,694,492
Investment in concessions at end of period		14,406,119	11,873,540	9,694,492
Improvements to assets concession in progress | Cost
Reconciliation of changes in intangible assets other than goodwill
Investment in concessions at beginning of period		1,774,167	1,303,793
Investment in concessions at end of period		$ 2,195,842	$ 1,774,167	$ 1,303,793